financial instruments - Fair Values Derivatives (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($) $ / $	Dec. 31, 2018 CAD ($) $ / $
Disclosure of detailed information about financial instruments
Current Assets, Fair value and carrying value	$ 8,000,000	$ 49,000,000
Current Liabilities, Fair value and carrying value	23,000,000	9,000,000
Other Long-Term Liabilities, Fair value and carrying value	$ 26,000,000	$ 6,000,000
Derivatives | Cash flow hedging item (HFH)
Disclosure of detailed information about financial instruments
Hedge ratio	100.00%	100.00%
Current Asset derivatives | Currency risk related to purchases | Cash flow hedging item (HFH) | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date		2019
Current Assets, Notional amount		$ 414,000,000
Current Assets, Fair value and carrying value		$ 25,000,000
Rate | $ / $		1.28
Current Asset derivatives | Currency risk related to revenues | HFT | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2020	2019
Current Assets, Notional amount	$ 36,000,000	$ 74,000,000
Current Assets, Fair value and carrying value	$ 1,000,000	$ 1,000,000
Rate | $ / $	1.30	1.36
Current Asset derivatives | Other market risk | Cash flow hedging item (HFH)
Disclosure of detailed information about financial instruments
Maximum maturity date	2020	2019
Current Assets, Notional amount	$ 72,000,000	$ 63,000,000
Current Assets, Fair value and carrying value	4,000,000	2,000,000
Price	$ 48.79	$ 45.46
Current Asset derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date		2019
Current Assets, Notional amount		$ 761,000,000
Current Assets, Fair value and carrying value		$ 21,000,000
Rate | $ / $		1.33
Current Asset derivatives | Currency risk related to business acquisition | Cash flow hedging item (HFH) | European euro
Disclosure of detailed information about financial instruments
Maximum maturity date	2020
Current Assets, Notional amount	$ 472,000,000
Current Assets, Fair value and carrying value	$ 3,000,000
Rate | $ / $	1.45
Other Long-Term Asset derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2048	2048
Rate | $ / $	1.28	1.28
Other Long-Term Assets, Notional amount	$ 3,068,000,000	$ 3,134,000,000
Other Long-Term Assets, Fair value and carrying value	76,000,000	54,000,000
Current Liabilities derivatives
Disclosure of detailed information about financial instruments
Current Liabilities, Fair value and carrying value	$ 23,000,000	$ 9,000,000
Current Liabilities derivatives | Currency risk related to purchases | Cash flow hedging item (HFH) | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2020	2019
Rate | $ / $	1.32	1.36
Current Liabilities, Notional amount	$ 412,000,000	$ 11,000,000
Current Liabilities, Fair value and carrying value	$ 6,000,000
Current Liabilities derivatives | Currency risk related to revenues | HFT | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date		2019
Rate		1.36
Current Liabilities, Notional amount		$ 18,000,000
Current Liabilities derivatives | Other market risk | Cash flow hedging item (HFH)
Disclosure of detailed information about financial instruments
Maximum maturity date		2019
Price		$ 47.39
Current Liabilities, Notional amount		$ 2,000,000
Current Liabilities derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2020
Rate | $ / $	1.32
Current Liabilities, Notional amount	$ 1,037,000,000
Current Liabilities, Fair value and carrying value	$ 17,000,000
Current Liabilities derivatives | Interest rate risk | Cash flow hedging item (HFH) | GOC 2.40% 10-year term note
Disclosure of detailed information about financial instruments
Maximum maturity date		2019
Interest rate on borrowings		2.40%
Debt instrument term		10 years
Current Liabilities, Notional amount		$ 250,000,000
Current Liabilities, Fair value and carrying value		$ 9,000,000
Current Liabilities derivatives | Interest rate risk | Cash flow hedging item (HFH) | 2.64% non-fixed rate credit facility
Disclosure of detailed information about financial instruments
Maximum maturity date	2022	2019
Interest rate on borrowings	2.64%	2.64%
Current Liabilities, Notional amount	$ 8,000,000	$ 8,000,000
Other Long-Term Liabilities derivatives | Other market risk | Cash flow hedging item (HFH)
Disclosure of detailed information about financial instruments
Maximum maturity date		2020
Price		$ 48.71
Other Long-Term Liabilities, Notional amount		67,000,000
Other Long-Term Liabilities, Fair value and carrying value		$ 3,000,000
Other Long-Term Liabilities derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2049	2027
Rate | $ / $	1.34	1.33
Other Long-Term Liabilities, Notional amount	$ 2,485,000,000	$ 991,000,000
Other Long-Term Liabilities, Fair value and carrying value	22,000,000	2,000,000
Spread included in fair value of derivative instruments	$ 38,000,000	$ 29,000,000
Other Long-Term Liabilities derivatives | Interest rate risk | Cash flow hedging item (HFH) | 2.64% non-fixed rate credit facility
Disclosure of detailed information about financial instruments
Maximum maturity date	2022	2022
Interest rate on borrowings	2.64%	2.64%
Other Long-Term Liabilities, Notional amount	$ 130,000,000	$ 145,000,000
Other Long-Term Liabilities, Fair value and carrying value	$ 4,000,000	$ 1,000,000